Harbor Emerging Markets Select ETF

EMES

Summary Prospectus – May 15, 2025
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at harborcapital.com/prospectus. You can also get this information at no cost by calling 800-422-1050 or by sending an email request to funddocuments@harborcapital.com. If you purchase shares of the Fund through a financial intermediary, the prospectus and other information will also be available from your financial intermediary. The current prospectus and statement of additional information, dated April 9, 2025, as amended or supplemented from time to time, are incorporated by referenced into this summary prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses[1],[2]	0.00%
Total Annual Fund Operating Expenses	0.65%
1  Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
2 “Other Expenses” are estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
One Year	Three Years
$66	$208

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies economically tied to emerging market countries, which the Fund defines as those countries included in the MSCI Emerging Markets Index (the “Index”). The investment strategy utilized by C WorldWide Asset Management Fondsmaeglerselskab A/S, the Fund’s subadvisor (the “Subadvisor”), identifies equity securities of companies of all market capitalizations for potential investment.
In seeking to identify companies for the Fund’s portfolio, the Subadvisor conducts qualitative assessments of companies, including, among other criteria, each company’s business model, management, and financial and valuation metrics. The Subadvisor seeks to identify what it believes to be high-quality companies that are either market leaders or emerging leaders within their industries and countries. The Subadviser characterizes these companies by their ability to generate high relative returns (as compared with those of a benchmark or peer firms) on invested capital over the long term (typically defined by the Subadvisor as five years or more). The Subadvisor aims to construct a portfolio of companies exposed to diverse structural growth themes (i.e., a variety of potential drivers of growth). The investment process generally results in a portfolio of 40-50 companies and, from time to time, may result in substantial investments in particular countries, geographic regions or sectors. Country, geographic region and sector allocations are the outcome of the Subadvisor’s stock selection process.
The Subadvisor’s assessment of a company’s business practices includes a consideration of factors bearing on a company’s governance. In incorporating governance factors into its investment process, the Subadvisor seeks to invest in companies with strong management and governance structures. In the Subadvisor’s view, these are companies with strong corporate governance practices and ethics, laying the foundation for a sustainable business model. The Subadvisor’s assessment is based on its internal research as well as third-party data. The key governance considerations may vary depending on the industry, sector, geographic region or other factors and the business of each issuer. Governance factors may not be considered for every investment decision and the Fund may invest in a company that rates poorly on governance factors if it rates well on other criteria.
The Subadvisor’s approach to portfolio selection is based on fundamental research informed by visiting companies, participating in investment workshops and seminars, generating proprietary research and reviewing third-party research. The Subadvisor’s fundamental evaluation of stocks is dependent on a combination of factors, including risk return considerations, market sentiment (i.e., the overall optimism or pessimism of investors with respect to a stock) and economic data.
The Fund invests principally in common stock and may also invest in depositary receipts. The Fund may invest in foreign currencies and may engage in other foreign currency transactions in connection with investments in foreign issuers.

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Summary Prospectus
Harbor Emerging Markets Select ETF

The Fund is classified as non-diversified, which means that the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
The Subadvisor maintains a long-term investment horizon (which it generally defines as five years or more). The Subadvisor monitors investments for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The Subadvisor also may consider selling a security if the Subadvisor develops alternative investment ideas or in order to meet redemption requests.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first seven risks) include:
Emerging Market Risk: Because the Fund may invest in securities of emerging market issuers, an investment in the Fund may be subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.
Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.
Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may

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Summary Prospectus
Harbor Emerging Markets Select ETF

be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S.or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities, which include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets.
ESG Factors Risk: The consideration of ESG factors by the Subadvisor could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Geographic Focus Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Additionally, small- and mid-cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on larger capitalized companies. Likewise, large cap stocks may fall out of favor relative to small- and mid-cap stocks, which may cause the Fund to underperform other equity funds that focus on smaller capitalized companies.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Participatory Notes Risk: The return on a P-note is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadvisors' judgment about the attractiveness, value and growth potential of a particular security may be incorrect.  Subadvisor potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that a Subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized, the Fund has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.

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Summary Prospectus
Harbor Emerging Markets Select ETF

Portfolio Management
Investment Advisor
Harbor Capital Advisors, Inc.

Subadvisor
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”) has subadvised the Fund since 2025.

Portfolio Managers
The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Aman S. Kalsi C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Kalsi is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2025.
Abhinav Rathee C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Rathee is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2025.
Allan Christensen C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Christensen is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2025.
Mogens Akselsen C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Akselsen is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2025.
Buying and Selling Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares of the Fund are listed and traded on an exchange at market price throughout the day rather than at NAV and may trade at a price greater than the Fund’s NAV (premium) or less than the Fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling Fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at harborcapital.com.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Summary Prospectus
Harbor Emerging Markets Select ETF
May 15, 2025
Exchange	Ticker

NYSE Arca, Inc.	EMES

ETF.SP.EMES.0525
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302